Net income per common share - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share, Basic and Diluted, Other Disclosures [Abstract]
Accelerated Share Repurchases Final Price Paid Per Share	$ 53.58
Initial shares received as part of an accelerated share repurchase program		3,500,000
Accelerated share repurchases settlement receipt	$ 250		$ 125	$ 75
Common Shares Repurchased Accelerated Share Repurchase Agreements	1,165,607		2,438,180	1,847,372